INCOME TAX - Deferred tax assets (liabilities) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets / (liabilities)
Beginning Balance	$ 37,432,229	$ 19,248,779
(Charge)/Credit to Income	(26,087,037)	18,183,450
Ending Balance	11,345,192	37,432,229
Intangible asset [member]
Deferred tax assets / (liabilities)
Beginning Balance	(8,636,673)	(8,835,482)
(Charge)/Credit to Income	(2,980)	198,809
Ending Balance	(8,639,653)	(8,636,673)
Loan loss reserves [member]
Deferred tax assets / (liabilities)
Beginning Balance	6,075,520	9,171,961
(Charge)/Credit to Income	(601,285)	(3,096,441)
Ending Balance	5,474,235	6,075,520
Property, plant and equipment [member]
Deferred tax assets / (liabilities)
Beginning Balance	(8,082,143)	(24,196,860)
(Charge)/Credit to Income	3,838,308	16,114,717
Ending Balance	(4,243,835)	(8,082,143)
Foreign currency [member]
Deferred tax assets / (liabilities)
Beginning Balance	(316,325)	(316,325)
Ending Balance	(316,325)	(316,325)
Loss carry forwards [member]
Deferred tax assets / (liabilities)
Beginning Balance	37,682,645	23,909,997
(Charge)/Credit to Income	(35,452,634)	13,772,648
Ending Balance	2,230,011	37,682,645
Inflation Adjustment Credit [Member]
Deferred tax assets / (liabilities)
Beginning Balance	8,778,249	11,955,927
(Charge)/Credit to Income	(3,598,498)	(3,177,678)
Ending Balance	5,179,751	8,778,249
Other provisions [member]
Deferred tax assets / (liabilities)
Beginning Balance	1,666,178	1,844,910
(Charge)/Credit to Income	3,035,018	(178,732)
Ending Balance	4,701,196	1,666,178
Other deferred tax assets and liabilities [member]
Deferred tax assets / (liabilities)
Beginning Balance	264,778	5,714,651
(Charge)/Credit to Income	6,695,034	(5,449,873)
Ending Balance	$ 6,959,812	$ 264,778